Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
Pay-Versus-Performance Table
The following table presents certain information regarding compensation paid to our chief executive officers and other named executive officers, and certain measures of financial performance, for the three years ended December 31, 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K promulgated by the SEC.
Year(1)	Summary Compensation Table Total for CEO (Butcher)	Summary Compensation Table Total for CEO (Crooker)	Compensation Actually Paid to CEO (Butcher)(2)(3)	Compensation Actually Paid to CEO (Crooker)(2)(4)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs(2)(5)	Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
							Company TSR	MSCI US REIT Index TSR	Net Income(6)	Core FFO per Share
2022	$3,876,231	$3,188,372	$(1,626,373)	$651,843	$1,867,742	$(465,690)	$116.52	$99.82	$182,234	$2.21
2021	$4,449,298	—	$15,236,732	—	$2,170,340	$5,496,820	$165.73	$132.23	$196,432	$2.06
2020	$4,188,250	—	$5,077,126	—	$1,760,221	$2,107,975	$104.19	$92.43	$206,795	$1.89

(1)
Our chief executive officer and other named executive officers for the applicable years were as follows:

•
2022: Mr. Butcher served as our chief executive officer through June 30, 2022, Mr. Crooker has served as our chief executive officer since July 1, 2022 and Messrs. Pinard, Sullivan and Mecke served as the other named executive officers.

•
2021: Mr. Butcher served as our chief executive officer and Messrs. Crooker, Sullivan and Mecke and David G. King, our former executive vice president and director of real estate operations, served as the other named executive officers.

•
2020: Mr. Butcher served as our chief executive officer and Messrs. Crooker, Sullivan, Mecke and King served as the other named executive officers.

(2)
Represents the amount of “compensation actually paid” to our chief executive officers and the named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. To calculate the compensation “actually paid,” we (i) deducted the amounts presented in the Stock Awards column of the Summary Compensation Table for the applicable year and (ii) added equity awards amounts calculated in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K promulgated by the SEC that reflect the aggregate of the following components, as applicable: (a) the fair value as of the end of the applicable year of unvested equity awards granted in that year; (b) the change in fair value during the applicable year of equity awards granted in prior years that remained outstanding and unvested at the end of the year and (c) the change in fair value during the applicable year through the vesting date of equity awards granted in prior years that vested during the year, less the fair value at the end of the prior year of awards granted prior to the applicable year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with ASC Topic 718, and the valuation methods used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Butcher’s total compensation for each year to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2022	$3,876,231	$(2,600,001)	$(2,902,603)	$(1,626,373)
2021	$4,449,298	$(2,600,008)	$13,387,442	$15,236,732
2020	$4,188,250	$(2,600,008)	$3,488,884	$5,077,126

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Crooker’s total compensation for 2022 to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2022	$3,188,372	$(1,737,484)	$(799,045)	$651,843

(5)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the named executive officers as a group for each year to determine the compensation actually paid (using the methodology described in footnote 2 above):

Year	Average Summary Compensation Table Total	Average “Stock Awards” Column of Summary Compensation Table	Average Equity Award Adjustments	Average Compensation Actually Paid
2022	$1,867,742	$(958,333)	$(1,375,099)	$(465,690)
2021	$2,170,340	$(950,000)	$4,276,480	$5,496,820
2020	$1,760,221	$(950,005)	$1,297,759	$2,107,975

(6)
Net income amounts presented in thousands.

Company Selected Measure Name	Core FFO per Share
Named Executive Officers, Footnote [Text Block]
(1)
Our chief executive officer and other named executive officers for the applicable years were as follows:

•
2022: Mr. Butcher served as our chief executive officer through June 30, 2022, Mr. Crooker has served as our chief executive officer since July 1, 2022 and Messrs. Pinard, Sullivan and Mecke served as the other named executive officers.

•
2021: Mr. Butcher served as our chief executive officer and Messrs. Crooker, Sullivan and Mecke and David G. King, our former executive vice president and director of real estate operations, served as the other named executive officers.

•
2020: Mr. Butcher served as our chief executive officer and Messrs. Crooker, Sullivan, Mecke and King served as the other named executive officers.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the amount of “compensation actually paid” to our chief executive officers and the named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. To calculate the compensation “actually paid,” we (i) deducted the amounts presented in the Stock Awards column of the Summary Compensation Table for the applicable year and (ii) added equity awards amounts calculated in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K promulgated by the SEC that reflect the aggregate of the following components, as applicable: (a) the fair value as of the end of the applicable year of unvested equity awards granted in that year; (b) the change in fair value during the applicable year of equity awards granted in prior years that remained outstanding and unvested at the end of the year and (c) the change in fair value during the applicable year through the vesting date of equity awards granted in prior years that vested during the year, less the fair value at the end of the prior year of awards granted prior to the applicable year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with ASC Topic 718, and the valuation methods used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Butcher’s total compensation for each year to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2022	$3,876,231	$(2,600,001)	$(2,902,603)	$(1,626,373)
2021	$4,449,298	$(2,600,008)	$13,387,442	$15,236,732
2020	$4,188,250	$(2,600,008)	$3,488,884	$5,077,126

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Crooker’s total compensation for 2022 to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2022	$3,188,372	$(1,737,484)	$(799,045)	$651,843

Non-PEO NEO Average Total Compensation Amount	$ 1,867,742	$ 2,170,340	$ 1,760,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ (465,690)	5,496,820	2,107,975
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the named executive officers as a group for each year to determine the compensation actually paid (using the methodology described in footnote 2 above):

Year	Average Summary Compensation Table Total	Average “Stock Awards” Column of Summary Compensation Table	Average Equity Award Adjustments	Average Compensation Actually Paid
2022	$1,867,742	$(958,333)	$(1,375,099)	$(465,690)
2021	$2,170,340	$(950,000)	$4,276,480	$5,496,820
2020	$1,760,221	$(950,005)	$1,297,759	$2,107,975

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to our chief executive officer and the average amount of compensation actually paid to the other named executive officers is generally aligned with our cumulative TSR for the three-year period presented in the table above. While we use numerous financial and non-financial performance measures for purposes of our executive compensation program, a significant portion of the compensation actually paid to the named executive officers is comprised of performance unit awards based on TSR performance. For more information regarding the performance criteria for performance unit awards, see “Executive Officer Compensation Discussion and Analysis—Equity Incentive Compensation Program—Performance Units.”

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph compares the amount of compensation actually paid to our chief executive officer and the average amount of compensation actually paid to the other named executive officers to our net income for the three-year period presented in the table above. Net income included approximately $57.5 million, $98.0 million and $135.7 million, respectively, of gain from sales of properties in 2022, 2021 and 2020. Excluding gain from sales of properties, our net income increased by approximately 26.7% from 2021 to 2022 and 38.4% from 2020 to 2021. While we do not use net income as a performance measure in our executive compensation program, net income is correlated with certain financial performance measures used to determinate annual cash incentive bonuses, including Core FFO per Share, Run Rate Adjusted EBITDAre and Same Store Cash NOI Growth. For more information regarding the performance criteria for annual cash incentive bonuses, see “Executive Officer Compensation Discussion and Analysis—Annual Cash Incentive Bonus Program.”

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Core FFO per Share
As demonstrated by the following graph, the amount of compensation actually paid to our chief executive officer and the average amount of compensation actually paid to the other named executive officers is generally aligned with our Core FFO per Share performance for the three-year period presented in the table above. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we determined that Core FFO per Share is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to the named executive officers for 2022 to our performance. For more information regarding the performance criteria for annual cash incentive bonuses, see “Executive Officer Compensation Discussion and Analysis—Annual Cash Incentive Bonus Program.”

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and MSCI US REIT Index TSR
As demonstrated by the following graph, our cumulative TSR for the three-year period presented in the table above was +16.5%, while the cumulative TSR of the MSCI US REIT Index was -0.2% for the same period. For more information regarding our performance and executive compensation program see “Executive Officer Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Officer Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on our objective to incentivize the named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures that we used to link compensation actually paid to the named executive officers for 2022 to company performance are as follows:
Most Important Performance Measures

•
Relative TSR (our TSR as compared to the size-based peer group, the industry peer group and the MSCI US REIT Index)

•
Core FFO per Share

•
Net Debt to Run Rate Adjusted EBITDAre

•
Same Store Cash NOI Growth

See Appendix A attached hereto for definitions of Core FFO, Net Debt, Run Rate Adjusted EBITDAre and Same Store Cash NOI.

Total Shareholder Return Amount	$ 116.52	165.73	104.19
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 182,234	$ 196,432	$ 206,795
Company Selected Measure Amount	2.21	2.06	1.89
PEO Name	Mr. Crooker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (our TSR as compared to the size-based peer group, the industry peer group and the MSCI US REIT Index)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to Run Rate Adjusted EBITDAre
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Cash NOI Growth
Mr. Butcher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,876,231	$ 4,449,298	$ 4,188,250
PEO Actually Paid Compensation Amount	(1,626,373)	15,236,732	5,077,126
Mr. Butcher [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,600,001)	(2,600,008)	(2,600,008)
Mr. Butcher [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,902,603)	13,387,442	3,488,884
Mr. Crooker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,188,372
PEO Actually Paid Compensation Amount	651,843
Mr. Crooker [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,737,484)
Mr. Crooker [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(799,045)
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	651,843
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(958,333)	(950,000)	(950,005)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,375,099)	$ 4,276,480	$ 1,297,759